Significant Accounting Policies - Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Adjustment to reduce opening accumulated deficit	$ 6,400,723	$ 3,015,734		$ 2,090,768
Cumulative Effect, Period of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Adjustment to reduce opening accumulated deficit			$ 8,375	$ 8,375